UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act file number: 811-21080

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

(Exact Name of the Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563-2787

(Address of Principal Executive Office - Zip Code)

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (“Commission”) that it will redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1) Title of Class of Securities of Calamos Convertible Opportunities and Income Fund (“Fund”) to be Redeemed:

Series B Mandatory Redeemable Preferred Shares (CUSIP – 1281172@6), each with a liquidation preference of $25.00 per share (the “Series B Shares”).

(2) Date(s) on Which the Securities may be Redeemed:

The date fixed for redemption is September 6, 2024.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities may be Redeemed:

The Series B Shares are being redeemed pursuant to Section 3(a) of the Statement of Preferences of Series A Mandatory Redeemable Preferred Shares, Series B Mandatory Redeemable Preferred Shares and Series C Mandatory Redeemable Preferred Shares of the Fund.

(4) Number of Shares and the Basis Upon Which the Securities that may be Redeemed are to be Selected:

The Fund will redeem 100% (1,330,000) of the outstanding Series B Shares.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this Notification of Redemption of Securities to be duly executed on its behalf by the undersigned in the City of Naperville and the State of Illinois on this 2nd day of August, 2024.

CALAMOS CONVERTIBLE OPPORTUNITIES AND INCOME FUND

By:	/s/ Erik D. Ojala
Name:	Erik D. Ojala
Title:	Vice President and Secretary